SUBSEQUENT EVENTS (Details) $ in Millions	Feb. 08, 2024 USD ($) shares	Feb. 06, 2024 USD ($)	Feb. 05, 2024 USD ($)	Feb. 04, 2024 item shares
SUBSEQUENT EVENTS
Number of shares outstanding | shares	505,249,607			384,499,607
Initial public offering
SUBSEQUENT EVENTS
Number of votes per common shares | item				1
Share split ratio				3.3269
Ordinary shares issued | shares	505,249,607			384,499,607
Initial public offering | IPO
SUBSEQUENT EVENTS
Gross proceeds from issuing shares | $			$ 1,370.0
Initial public offering | Overallotment option
SUBSEQUENT EVENTS
Gross proceeds from issuing shares | $	$ 102.4	$ 102.4